Revenue - Performance Obligations Satisfied in Previous Years (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue recognized in the reporting period for performance obligations satisfied in earlier periods	€ 77	€ 132